INCOME TAXES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets:
Warrant Liability	$ 0	$ 617
Accrued Executive Compensation	288	519
Reserves And Other	273	289
Stock Options	134	132
Net Operating Loss Carryforwards	16,985	17,851
Gross Deferred Tax Assets	17,680	19,408
Valuation Allowance	(17,680)	(19,408)
Net Deferred Tax Assets	$ 0	$ 0